Financial Liabilities - Summary of Debt Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Apr. 01, 2024	Dec. 31, 2023
2029 Term Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less unamortized debt discount and issuance costs		$ (1,962)
Net carrying amount		36,698
2029 Term Loans | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount		38,660
Less unamortized debt discount and issuance costs		(1,962)
Net carrying amount		36,698
Estimated Fair Value		36,698
Revenue Purchase and Sale Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Less unamortized debt discount and issuance costs		(9,251)
2027 Term Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount		250,000	$ 250,000
2027 Term Loans | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount				$ 250,000
Less unamortized debt discount and issuance costs				(3,519)
Net carrying amount				246,481
Estimated Fair Value				246,481
1.5% Convertible Senior Subordinated Notes due 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount	$ 100
1.5% Convertible Senior Subordinated Notes due 2026 | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Principal amount		230,000		230,000
Less unamortized debt discount and issuance costs		(1,771)		(3,112)
Net carrying amount		228,229		226,888
Estimated Fair Value		$ 223,100		$ 150,155